Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

The following table presents the calculation of basic and diluted earnings per share (“EPS”). All share and per share amounts have been adjusted to reflect the Reverse Stock Split. See Note 1: “Organization and Basis of Presentation” for additional information.

	Three Months Ended March 31,
	2017	2016
	(in millions, except per share amounts)
Basic EPS:
Numerator:
Net income from continuing operations attributable to Hilton stockholders	$74	$192
Denominator:
Weighted average shares outstanding	330	329

Basic EPS	$0.22	$0.58

Diluted EPS:
Numerator:
Net income from continuing operations attributable to Hilton stockholders	$74	$192
Denominator:
Weighted average shares outstanding	331	330

Diluted EPS	$0.22	$0.58

The following table presents the calculation of basic and diluted earnings (loss) per share. All share and per share amounts have been adjusted to reflect the Reverse Stock Split. See Note 1: “Organization” for further additional information.

	Year Ended December 31,
	2016	2015	2014
	(in millions, except per share amounts)
Basic earnings (loss) per share:
Numerator:
Net income (loss) from continuing operations attributable to Hilton stockholders	$(18)	$876	$174
Denominator:
Weighted average shares outstanding	329	329	328

Basic earnings (loss) per share	$(0.05)	$2.67	$0.53

Diluted earnings (loss) per share:
Numerator:
Net income (loss) from continuing operations attributable to Hilton stockholders	$(18)	$876	$174
Denominator:
Weighted average shares outstanding	329	330	329

Diluted earnings (loss) per share	$(0.05)	$2.66	$0.53